9. UNSECURED CONVERTIBLE PROMISSORY NOTES, NET	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
9. UNSECURED CONVERTIBLE PROMISSORY NOTES, NET

NOTE 9: UNSECURED CONVERTIBLE PROMISSORY NOTES, NET

Unsecured Convertible Promissory Notes	YP Holdings, LLC (Conversion Type 1)	Various Financial Institutions and Third Parties (Conversion Type 2)	Financial Institution (Conversion Type 3)	Total
Additions	$3,150,000	$1,454,209	$—	$4,604,209
Debt discount	(3,150,000)	(1,454,209)	—	(4,604,209)
Amortization of debt discount	176,380	54,203	—	230,583
Balance at December 31, 2016	$176,380	$54,203	$—	$230,583
Additions	—	502,000	—	502,000
Assignment to financial institution	(750,000)	—	750,000	—
Debt discount	—	(502,000)	(750,000)	(1,252,000)
Amortization of debt discount	1,083,164	180,674	67,123	1,330,961
Notes converted to shares of Common Stock	(160,400)	—	(40,000)	(200,400)
Balance at December 31, 2017	$349,144	$234,877	$27,123	$611,144
Current portion	$—	$—	$3,836	$3,836
Non-current portion	$349,144	$234,877	$23,287	$607,308

(1) YP Holdings, LLC (Conversion Type 1)

On December 31, 2015, the Company entered into an Asset Purchase Agreement pursuant to which the Company agreed to acquire all of the assets and liabilities of Boston Carriers Ltd., including a share subscription agreement between Boston Carriers Ltd. and YP (refer to Note 3). On June 9, 2016, the Company and YP agreed to amend and restate the share subscription agreement by entering into an amended and restated securities purchase agreement, pursuant to which, the Company agreed to issue a 10.75% unsecured convertible promissory note in the aggregate principal amount of $3,000,000, with the excess to represent original issue discount, which shall be fully charged to the Company upon the execution of the note and paid to YP as part of the outstanding principal balance as set forth in the note.

On April 15, 2016, the Company entered into a second share subscription agreement with YP, under which YP subscribed for $50,000 in convertible, redeemable preferred shares. The amount of $50,000 was received on April 27, 2016. On July 1, 2016, the Company and YP agreed to amend the second share subscription agreement by entering into a second securities purchase agreement, pursuant to which, the Company agreed to issue a second 10.75% unsecured convertible promissory note in the aggregate principal amount of $150,000, with the excess to represent original issue discount, which shall be fully charged to the Company upon the execution of the note and paid to YP as part of the outstanding principal balance as set forth in the note.

The maturity dates of the unsecured convertible promissory notes range from May 30, 2026 to July 1, 2026, when any unpaid amount of the principal and the interest liability will be paid in cash. The outstanding principal and the interest liability are payable in shares of Common Stock at holder’s option any time after the effective date and until each note’s respective maturity date.

Borrowings under the notes bear an interest rate of 10.75% per annum on the unpaid principal balances, subject to a credit risk adjustment, where, the interest rate shall adjust upward by 98.45 basis points for each amount, if any, equal to $0.05, or any portion thereof that the volume weighted average price of the shares of Common Stock on any trading day during the duration of the notes is below $0.85 per share of Common Stock. The interest rate shall adjust downward by 98.45 basis points for each amount, if any, equal to $0.05, or any portion thereof that the volume weighted average price of the shares of Common Stock on any trading day during the duration of the notes is $1.15 per share of Common Stock. Following this, the interest rate was adjusted accordingly and as of December 31, 2016 and 2017, is approximately 27.85%. The total remaining increase in the interest rate that could potentially affect the Company after December 31, 2017, if the credit risk adjustment will reach its highest point is 0.02% for both convertible notes.

The notes and the accrued interest are convertible into Common Stock at a conversion price of 70% of the single lowest closing bid price per share of Common Stock during the 20 trading days immediately preceding the applicable conversion date, at holder’s option, at any time and from time to time until the maturity dates. The Company recorded a debt discount of $3,150,000 for the fair value of the derivative liability and has amortized $1,083,164 and $176,380 of debt discount as of December 31, 2017 and 2016, respectively.

The Company identified conversion features embedded within the unsecured convertible promissory notes issued. The Company has determined that the features associated with the embedded conversion option, in the form of a ratchet provision, should be accounted for at fair value, as a derivative liability. The Company has elected to account for these instruments together with fixed conversion price instruments as derivative liabilities as the Company cannot determine if a sufficient number of shares of Common Stock would be available to settle all potential future conversion transactions. For more details, refer to Note 10 below.

The first and the second unsecured convertible promissory notes include a 9.99% and 4.99% beneficial ownership limitation blocker, which limits the issuance of additional Common Stock to the holder of the notes, if the holder beneficially owns 9.99% and 4.99% of the Company’s issued and outstanding Common Stock, at any time.

On January 23, 2017, the Company and YP, executed an amendment in the June 9, 2016 unsecured convertible promissory note to include a beneficial ownership limitation clause. In this amendment it was added that, in no event YP shall be entitled to convert any portion of the June 9, 2016 note in excess of that portion of that note upon conversion of which the sum of the number of shares of Common Stock beneficially owned by YP and its affiliates (other than shares of Common Stock which may be deemed beneficially owned through the ownership of the unconverted portion of this note and other notes with YP or the unexercised or unconverted portion of any other security of the Company subject to a limitation on conversion or exercise analogous to the limitations contained herein) and the number of shares of Common Stock issuable upon the conversion of the portion of that note with respect to which the determination of this proviso is being made, would result in beneficial ownership by YP and its affiliates of more than 4.99% of the outstanding shares of Common Stock.

The securities purchase agreements and the unsecured convertible promissory notes contain certain covenants, including, among others, that the Company shall timely file all reports required to be filed with the SEC, will maintain and preserve all of its properties which are necessary in the proper conduct of its business in good working order and condition, ordinary wear and tear excepted, and comply, at all times with the provisions of all leases to which it is a party as lessee or under which it occupies property, so as to prevent any forfeiture or material loss thereof or thereunder. In addition, so long as any portion of the notes remains outstanding, the Company shall take all actions necessary to at all times have authorized and reserved for the purpose of issuance of: (a) the first unsecured convertible promissory note, a number of shares of Common Stock equal to thrice the number of shares of Common Stock sufficient to immediately issue all shares of Common Stock potentially issuable upon any conversion of the note at such time and (b) the second unsecured convertible promissory note, no less than 100% of the maximum number of conversion shares of Common Stock initially issuable upon conversion of the note.

As of December 31, 2016, no portion of any of these notes was converted. During the year ended December 31, 2017, the Company issued 151,031,278 shares of Common Stock for the partial conversion of the YP unsecured convertible promissory note dated June 9, 2016. With the issuance of the Common Stock was converted an aggregate of $160,400 and $41,378 from the unsecured convertible promissory note and its interest liability, respectively. As an inducement to convert, the Company provided make-whole interest for 2017 debt conversions. Make-whole interest was settled through issuance of shares of Common Stock on the date of conversion. This resulted in debt conversion charge of $383,690 in 2017, and is included in interest and finance expenses in the consolidated statements of operations.

On December 18, 2017, YP and a third party financial institution (the “Assignee”) signed an agreement for the assignment from YP and the assumption by the Assignee of all YP’s rights with respect to $750,000 of the principal (but excluding any accrued and unpaid interest thereon) under the first unsecured convertible note issued by the Company on June 9, 2016. At the same time the Company entered into an exchange agreement with the Assignee, pursuant to which agreed with the Assignee to exchange the $750,000 old note for a newly issued unsecured convertible promissory note in the principal amount of $750,000. For further details, refer to (3) Unsecured Convertible Note to Financial Institution (Conversion Type 3) below.

The movements and the balance of the notes are reflected in the table above.

(2) Unsecured Convertible Promissory Notes to Various Financial Institutions and Third Parties (Conversion Type 2)

From July 1, 2016 to November 18, 2016, the Company entered into seven securities purchase agreements, with four financial institutions (including YP for the amount of $280,000) and a service provider, pursuant to which, the Company agreed to issue seven 10.75% unsecured convertible promissory notes in the aggregate principal amounts of $1,454,209. The five unsecured convertible promissory notes were issued in relation to the receipt of their respective aggregate agreed amounts of $830,000, whereas the remaining two were issued to replace two promissory notes issued to third parties for the amounts of $250,000 (as assigned and including $50,000 original issue discount at inception date and any unpaid interests up to that date amounting to $5,833) and $355,880 (for consulting services rendered to the Company and including any unpaid interests up to that date amounting to $12,496). The two promissory notes, bore an interest rate of 8% per annum and had maturity date June 30, 2016 and May 30, 2016, respectively.

On March 9, 2017, the Company entered into a securities purchase agreement with YP Holdings, LLC, pursuant to which, the Company agreed to issue 10.75% unsecured convertible promissory notes for an aggregate principal amount up to $5,000,000 within the next 3 years. During 2017, the Company received an aggregate amount of $502,000 in relation to the securities purchase agreement.

The maturity dates of the unsecured convertible promissory notes issued in 2016 range from May 30, 2026 to November 22, 2026 and for the unsecured convertible promissory notes issued in 2017 on March 31, 2027, when any unpaid amount of the principal and the interest liability will be paid in cash. The outstanding principal and the interest liability are payable in shares of Common Stock at holder’s option any time after the effective date and until each note’s respective maturity date.

Borrowings under the notes bear an interest rate of 10.75% per annum on the unpaid principal balances, subject to a credit risk adjustment, where for the notes issued during 2016, the interest rate shall adjust upward by 98.45 basis points for each amount, if any, equal to $0.05, or any portion thereof that the volume weighted average price of the shares of Common Stock on any trading day during the duration of the notes is below $0.85 per share of Common Stock. The interest rate shall adjust downward by 98.45 basis points for each amount, if any, equal to $0.05, or any portion thereof that the volume weighted average price of the shares of Common Stock on any trading day during the duration of the notes is $1.15 per share of Common Stock. For the notes issued during 2017, the interest rate shall adjust upward by 98.45 basis points for each amount, if any, equal to $0.05, and not on any portion thereof that the volume weighted average price of the shares of Common Stock on any trading day during the duration of the notes is below $0.85 per share of Common Stock. The interest rate shall adjust downward by 98.45 basis points for each amount, if any, equal to $0.05, and not on any portion thereof that the volume weighted average price of the shares of Common Stock on any trading day during the duration of the notes is $1.15 per share of Common Stock. Following this, the interest rate was adjusted accordingly and as of December 31, 2016 and 2017, is approximately 27.85%. The total remaining increase in the interest rate that could potentially affect the Company after December 31, 2017, if the credit risk adjustment will reach its highest point is 0.02% for both convertible notes.

The notes and the accrued interest are convertible into Common Stock at a conversion price of 70% of the single lowest closing bid price per share of Common Stock during the period beginning 30 trading days prior to the date of each conversion notice, and ending 30 trading days after the later of, such date or when all applicable shares of Common Stock have actually been received by the holder, at holder’s option, at any time and from time to time until the maturity dates. The Company recorded a debt discount of $1,454,209 for the fair value of the derivative liability and has amortized $54,203 of debt discount as of December 31, 2016. As of December 31, 2017, the Company recorded additional debt discount of $502,000 for the fair value of the derivative liability and has amortized $180,674 of debt discount.

The Company identified conversion features embedded within the unsecured convertible promissory notes issued. The Company has determined that the features associated with the embedded conversion option, in the form of a ratchet provision, should be accounted for at fair value, as a derivative liability. The Company has elected to account for these instruments together with fixed conversion price instruments as derivative liabilities as the Company cannot determine if a sufficient number of shares of Common Stock would be available to settle all potential future conversion transactions. For more details, refer to Note 10 below.

The unsecured convertible promissory notes include a 4.99% beneficial ownership limitation blocker, which limits the issuance of additional Common Stock to the holders of the notes, if each holder beneficially owns 4.99% of the Company’s issued and outstanding Common Stock, at any time.

The securities purchase agreements and the unsecured convertible promissory notes contain certain covenants, including, among others, that the Company shall timely file all reports required to be filed with the SEC, will maintain and preserve all of its properties which are necessary in the proper conduct of its business in good working order and condition, ordinary wear and tear excepted, and comply, at all times with the provisions of all leases to which it is a party as lessee or under which it occupies property, so as to prevent any forfeiture or material loss thereof or thereunder. In addition, so long as any portion of the notes remains outstanding, the Company shall take all actions necessary to at all times have authorized and reserved for the purpose of issuance, no less than 100% of the maximum number of conversion shares of Common Stock initially issuable upon conversion of the notes.

As of December 31, 2017, and 2016, no portion of any of these notes was converted. The movements and the balance of the notes are reflected in the table above.

(3) Unsecured Convertible Note to Financial Institution (Conversion Type 3)

As discussed in (1) YP Holdings, LLC (Conversion Type 1) above, on December 18, 2017, YP and the Assignee signed an agreement for the assignment from YP and the assumption from the third party of all YP’s rights with respect to $750,000 of the principal (but excluding any accrued and unpaid interest thereon) under the first unsecured convertible note issued by the Company on June 9, 2016. As a result, at the same time the Company signed an exchange agreement with the Assignee, where among others agreed, that the Assignee will exchange the $750,000 old note assumed from YP for a newly issued unsecured convertible note in the principal amount of $750,000.

The maturity date of the unsecured convertible note is December 17, 2018, when any unpaid amount of the principal and the interest liability will be paid in cash. The outstanding principal and the interest liability are payable in shares of Common Stock at holder’s option any time after the effective date and until the maturity date.

The Company shall pay interest to the holder on the aggregate unconverted and then outstanding principal amount of this note at the rate of 15% per annum, fully paid at day one, payable on each conversion date and on the maturity date in cash or, at the Company’ s option, in shares of Common Stock or a combination thereof. In case of prepayment by the Company earlier than December 17, 2018, the Company shall make payment to the holder an amount in cash, or subject to the beneficial ownership limitation then outstanding principal amount of this note being prepaid and accrued interest thereon multiplied by 140%.

The note and the accrued interest are convertible into Common Stock at a conversion price which will be the lesser of: (i) the lowest daily volume weighted average price (“VWAP”) of the Common Stock, discounted at a rate of 25%, for the ten trading days prior to but not including the date upon which the holder delivers the notice of conversion, and (ii) $0.03 per share (as may be adjusted for stock splits, stock dividends, subdivisions or combinations of, or similar transactions in, the Common Stock. The Company recorded a debt discount of $750,000 for the fair value of the derivative liability and has amortized $67,123 of debt discount as of December 31, 2017.

The Company identified conversion features embedded within the unsecured convertible note issued. The Company has determined that the features associated with the embedded conversion option, in the form of a ratchet provision, should be accounted for at fair value, as a derivative liability. The Company has elected to account for these instruments together with fixed conversion price instruments as derivative liabilities as the Company cannot determine if a sufficient number of shares of Common Stock would be available to settle all potential future conversion transactions. For more details, refer to Note 10 below.

The unsecured convertible note includes a 4.99% beneficial ownership limitation blocker, which limits the issuance of additional Common Stock to the holder of the note, if the holder beneficially owns 4.99% of the Company’s issued and outstanding Common Stock, at any time.

The unsecured convertible note contains certain covenants, including, among others, that (i) the Company shall timely file all reports required to be filed with the SEC; (ii) will not occur any levy upon or seizure or attachment outside of normal course of business which will be undisputed by the Company which will cause any uninsured loss of or damage to, any property of the Company or any subsidiary having an aggregate fair value or repair cost (as the case may be) in excess of $1,500,000 per vessel (this amount to be multiplied by the number of vessels the Company operates at the time of such levy, seizure or attachment), and any such levy, seizure or attachment shall not be set aside, bonded or discharged within thirty (30) days after the date thereof; (iii) the Company or any significant subsidiary shall not default or fail to rectify such default within (3) months on any of its obligations under any mortgage, credit agreement or other facility, indenture agreement, factoring agreement or other instrument under which there may be issued, or by which there may be secured or evidenced, any indebtedness for borrowed money or money due under any long term leasing or factoring arrangement that (a) involves an obligation greater than $1,000,000, whether such indebtedness now exists or shall hereafter be created, and (b) results in such indebtedness becoming or being declared due and payable prior to the date on which it would otherwise become due and payable; (iv) so long as any portion of the note remains outstanding, the Company shall take all actions necessary to at all times have authorized and reserved for the purpose of issuance, no less than 300% of the maximum number of conversion shares of Common Stock issuable upon conversion of the principal amount of the note.

On December 20, 2017, the Company issued 4,906,667 shares of Common Stock for the partial conversion of the unsecured convertible note. With the issuance of the Common Stock was converted an aggregate of $40,000 and $6,000 from the unsecured convertible note and its interest liability, respectively.

The movements and the balance of the note are reflected in the table above.

During the period from January 1, 2018 until the date of this report, the Company issued 13,813,814 shares of Common Stock for the partial conversion of the unsecured convertible note dated December 18, 2017. With the issuance of the Common Stock was converted an aggregate of $100,000 and $15,000 from the unsecured convertible note and its interest liability, respectively.

The amounts shown as interest and finance costs in the consolidated statements of operations include the following:

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2017	2016	2015
Interest expense	$1,472,017	$782,809	$—
Cancellation fee	—	110,000	—
Debt conversion charge	383,690	—	—
Other interest and finance costs, net	40,978	11,167	—
Interest and finance expenses	$1,896,685	$903,976	$—

The payments required at maturity under the Company’s outstanding debt as of December 31, 2017 are as follows:

2018	$2,120,000
2019	—
2020	—
2021	—
Thereafter	4,195,809
Total	$6,315,809